CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue	$ 3,162,919	$ 3,167,782	$ 12,727,629	$ 12,622,893	$ 13,362,139
Costs and Expenses (exclusive of depreciation shown separately below - Note 6):
Cost of services	1,958,699	2,072,432	7,916,036	8,384,473	9,086,937
Cost of sales - equipment and other	16,275	30,814	104,470	172,700	143,671
Selling, general and administrative expenses	333,074	422,249	1,440,553	1,667,174	1,404,561
Depreciation and amortization (Note 6)	115,242	135,085	504,638	577,348	660,460
Total costs and expenses	2,423,290	2,660,580	9,965,697	10,801,695	11,295,629
Operating income (loss)	739,629	507,202	2,761,932	1,821,198	2,066,510
Other Income (Expense):
Interest income	806	850	3,548	30,041	8,923
Interest expense, net of amounts capitalized	(173,976)	(182,340)	(682,506)	(756,690)	(792,436)
Other, net	(1,508)	945	1,686	7,609	8,994
Total other income (expense)	(174,678)	(180,545)	(677,272)	(719,040)	(774,519)
Income (loss) before income taxes	564,951	326,657	2,084,660	1,102,158	1,291,991
Income tax (provision) benefit, net	(140,424)	(82,504)	(500,358)	(274,751)	(318,305)
Net income (loss)	424,527	244,153	1,584,302	827,407	973,686
Net income (loss) attributable to DISH DBS	424,527	244,153	1,584,302	827,531	971,287
Comprehensive Income (Loss):
Net income (loss)	424,527	244,153	1,584,302	827,407	973,686
Other comprehensive income (loss):
Foreign currency translation adjustments	(195)	(352)	(401)	(133)	(1,343)
Unrealized holding gains (losses) on available-for-sale debt securities	(2)	(11)	2	81	69
Total other comprehensive income (loss), net of tax	(197)	(363)	(356)	(73)	(1,311)
Comprehensive income (loss)	424,330	243,790	1,583,946	827,334	972,375
Service revenue
Revenue:
Total revenue	3,137,387	3,130,900	12,576,470	12,436,637	13,197,994
Equipment sales and other revenue
Revenue:
Total revenue	$ 25,532	$ 36,882	$ 151,159	$ 186,256	$ 164,145